PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Fair Values of Pension Plan Assets) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	$ 33,127
Sovereign Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	65
Cash and Cash Equivalents [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	1,495
U.S. Companies [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	14,956
International Companies [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	6,478
Corporate Debt Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	1,817
Mutual Funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	3,434	[1]
U.S. Treasury Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	3,884
Federal Agency Mortgage-backed Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	998
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	31,310
Fair Value, Inputs, Level 1 [Member] | Sovereign Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	65
Fair Value, Inputs, Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	1,495
Fair Value, Inputs, Level 1 [Member] | U.S. Companies [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	14,956
Fair Value, Inputs, Level 1 [Member] | International Companies [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	6,478
Fair Value, Inputs, Level 1 [Member] | Mutual Funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	3,434	[1]
Fair Value, Inputs, Level 1 [Member] | U.S. Treasury Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	3,884
Fair Value, Inputs, Level 1 [Member] | Federal Agency Mortgage-backed Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	998
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	1,817
Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	$ 1,817

[1]	The mutual fund investments are invested in intermediate term bonds and fixed income instruments including (but not limited to) mortgage and other asset-backed securities and corporate debt securities of U.S. and non-U.S. issuers.